Dividends paid	12 Months Ended
Apr. 30, 2025
Dividends Paid
Dividends paid

29. Dividends paid

During the financial year ended April 30, 2023, subsidiary Herlin Pte. Ltd. declared an interim exempt (one-tier) dividend of SGD0.30 and SGD0.20 per share amounting to a total of SGD150,000 and SGD100,000 respectively for the financial year ended April 30, 2023.

During the financial year ended April 30, 2024, subsidiary Herlin Pte. Ltd. declared an interim exempt (one-tier) dividend of SGD0.50 and SGD0.40 per share amounting to a total of SGD250,000 and SGD200,000 respectively for the financial year ended April 30, 2024.

During the financial year ended April 30, 2025, subsidiary Herlin Pte. Ltd. declared interim exempt (one-tier) dividends of SGD0.40, SGD0.60 and SGD2.20 per share amounting to a total of SGD200,000, SGD300,000 and SGD1,100,000 respectively for the financial year ended April 30, 2025.